DEFERRED INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Undistributed profits of foreign subsidiaries	$ 16,470
Deferred tax assets	235	$ 259
Deferred tax assets expected to be realized in more than one year	218
Deferred tax liabilities	3,091	1,236
Unused tax losses, net	6,037
Deductible temporary differences for which no deferred tax asset is recognised	2,875	3,043
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	1,097	1,087
2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	128
2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	440
After 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	3,623
No expiry date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	1,846
Subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax on undistributed earnings	33
Subsidiaries | Foreign countries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	53	83
Non-capital tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	1,058	1,134
Capital tax losses | No expiry date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	331	447
Alternative minimum tax (“AMT”) credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	28	37
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	11	12
Deductible temporary differences for which no deferred tax asset is recognised	$ 1,486	$ 1,462